VIRTUS NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—93.3%
Communication Services—10.7%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	$78	$78
144A 4.750%, 3/1/30(1)	425	403
CMG Media Corp. 144A 8.875%, 6/18/29(1)	230	199
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	345	249
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	228	228
144A 8.875%, 2/1/30(1)	15	15
144A 8.875%, 2/1/30(1)	15	15
Discovery Global Holdings, Inc. 5.141%, 3/15/52	80	49
DISH Network Corp. 144A 11.750%, 11/15/27(1)	90	93
Gray Media, Inc. 144A 7.250%, 8/15/33(1)	80	81
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	160	149
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	175	70
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	130	132
Snap, Inc. 144A 6.875%, 3/15/34(1)	190	179
Telesat Canada 144A 6.500%, 10/15/27(1)	90	42
Univision Communications, Inc. 144A 8.000%, 8/15/28(1)	160	162
		2,144

Consumer Discretionary—6.4%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	115	116
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	150	139
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	160	163
Ford Motor Credit Co. LLC 6.500%, 2/7/35	95	96
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(1)	40	38
Newell Brands, Inc.
6.375%, 9/15/27	275	276
6.625%, 9/15/29	89	87
6.375%, 5/15/30	60	58
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	105	101
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(1)	5	5
Wayfair LLC 144A 6.750%, 11/15/32(1)	40	40
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	175	169
		1,288

Consumer Staples—2.7%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(1)	155	152
	Par Value	Value

Consumer Staples—continued
144A 5.750%, 3/31/34(1)	$15	$15
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	255	251
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	115	115
		533

Energy—15.0%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	100	104
Antero Midstream Partners LP 144A 5.750%, 7/1/34(1)	10	10
Bristow Group, Inc. 144A 6.750%, 2/1/33(1)	40	40
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	215	222
Caturus Energy LLC 144A 8.500%, 2/15/30(1)	110	114
Energy Transfer LP
8.000%, 5/15/54	10	11
Series G 7.125%(2)	230	234
Series H 6.500%(2)	410	409
Genesis Energy LP
8.875%, 4/15/30	160	167
6.750%, 3/15/34	20	20
Harbour Energy plc 144A 6.327%, 4/1/35(1)	135	138
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	125	131
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	110	110
Kodiak Gas Services LLC
144A 5.875%, 4/1/31(1)	30	30
144A 6.750%, 10/1/35(1)	55	56
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	215	221
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(1)(3)	120	— (4)
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	50	52
SM Energy Co. 144A 6.625%, 4/15/34(1)	20	20
South Bow Canadian Infrastructure Holdings Ltd.
7.500%, 3/1/55	200	208
7.625%, 3/1/55	15	15
Sunoco LP
144A 5.625%, 3/15/31(1)	45	45
144A 5.375%, 7/15/31(1)	15	15
144A 5.875%, 3/15/34(1)	25	25
144A 5.625%, 7/15/34(1)	20	20
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	115	115
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	60	64
Transocean International Ltd.
144A 8.750%, 2/15/30(1)	67	69
144A 8.500%, 5/15/31(1)	90	94
144A 7.875%, 10/15/32(1)	25	27
Venture Global LNG, Inc.
144A 9.000%(1)(2)	40	40
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 9.875%, 2/1/32(1)	$160	$172
		2,998

Financials—22.3%
Acrisure LLC
144A 8.250%, 2/1/29(1)	60	59
144A 6.000%, 8/1/29(1)	95	89
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	125	128
Ally Financial, Inc. 8.000%, 11/1/31	95	105
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	240	167
American National Group, Inc. 7.000%, 12/1/55	34	32
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(1)	5	5
Arsenal AIC Parent LLC 144A 11.500%, 10/1/31(1)	55	59
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	215	219
Azorra Finance Ltd.
144A 7.250%, 1/15/31(1)	110	111
144A 6.250%, 2/15/34(1)	30	28
Block, Inc. 6.500%, 5/15/32	210	212
BNP Paribas S.A. 144A 7.450% (1)(2)	215	216
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	30	31
Citadel Finance LLC 144A 5.150%, 2/14/31(1)	20	20
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	95	86
DBR Land Holdings LLC 144A 6.250%, 12/1/30(1)	50	51
Endo Finance Holdings LP 144A 8.500%, 4/15/31(1)	90	94
Focus Financial Partners LLC 144A 6.750%, 9/15/31(1)	100	99
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(1)	110	107
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	205	197
Grifols S.A. 144A 4.750%, 10/15/28(1)	120	118
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	105	107
ION Platform Finance U.S., Inc. 144A 8.750%, 5/1/29(1)	75	70
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	395	386
Lloyds Banking Group plc 6.625% (2)	55	53
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(1)	110	112
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	195	189
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	90	91
	Par Value	Value

Financials—continued
OAK-Eagle Acquireco, Inc. 144A 8.750%, 7/1/34(1)	$25	$26
OneMain Finance Corp.
7.125%, 11/15/31	180	178
6.750%, 3/15/32	15	15
6.500%, 3/15/33	70	67
6.750%, 9/15/33	20	19
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	15	15
Reinsurance Group of America, Inc. 6.650%, 9/15/55	165	164
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(1)	20	20
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	105	106
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(1)(3)(5)	39	— (4)
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(1)	70	68
Surgery Center Holdings, Inc. 144A 7.250%, 4/15/32(1)	60	59
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(1)	10	10
Synergy Infrastructure Holdings LLC 144A 7.875%, 12/1/30(1)	65	66
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	425	424
		4,478

Health Care—5.9%
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(1)	110	109
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	5	5
BioMarin Pharmaceutical, Inc. 144A 5.500%, 2/15/34(1)	5	5
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(1)	35	34
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	285	269
144A 4.750%, 2/15/31(1)	125	115
CVS Health Corp. 6.750%, 12/10/54	113	114
GENMAB A/S
144A 6.250%, 12/15/32(1)	5	5
144A 7.250%, 12/15/33(1)	5	5
IQVIA, Inc. 144A 6.250%, 6/1/32(1)	70	71
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	95	101
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(1)	180	175
Organon & Co.
144A 4.125%, 4/30/28(1)	120	117
144A 5.125%, 4/30/31(1)	20	16
144A 7.875%, 5/15/34(1)	20	17
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(1)	20	20
		1,178

See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Industrials—11.7%
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	$410	$405
Carpenter Technology Corp. 144A 5.625%, 3/1/34(1)	5	5
Cimpress plc 144A 7.375%, 9/15/32(1)	175	173
Clarios Global LP 144A 6.750%, 2/15/30(1)	15	15
Esab Corp. 144A 5.625%, 4/1/31(1)	15	15
FTAI Aviation Investors LLC 144A 7.000%, 6/15/32(1)	225	231
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	115	115
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	145	151
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	50	52
Herc Holdings, Inc.
144A 7.250%, 6/15/33(1)	40	41
144A 6.000%, 3/15/34(1)	40	39
Hilton Domestic Operating Co., Inc. 144A 5.750%, 9/15/33(1)	115	114
Icahn Enterprises LP
5.250%, 5/15/27	25	25
144A 10.000%, 11/15/29(1)	85	84
Madison IAQ LLC 144A 5.875%, 6/30/29(1)	65	64
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(1)	165	165
144A 10.375%, 5/15/31(1)	10	10
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	145	147
Science Applications International Corp. 144A 5.875%, 11/1/33(1)	65	63
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	60	59
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	195	200
144A 6.125%, 7/31/34(1)	10	10
United Airlines Holdings, Inc.
4.875%, 3/1/29	20	20
5.375%, 3/1/31	5	5
VoltaGrid LLC 144A 7.375%, 11/1/30(1)	60	62
WESCO Distribution, Inc. 144A 5.500%, 4/15/34(1)	45	44
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(1)	35	34
		2,348

Information Technology—3.4%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	160	154
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	60	60
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	60	58
Intel Corp. 3.100%, 2/15/60	210	116
	Par Value	Value

Information Technology—continued
Oracle Corp. 6.700%, 2/4/56	$50	$46
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	100	100
UKG, Inc. 144A 6.875%, 2/1/31(1)	60	59
WULF Compute LLC 144A 7.750%, 10/15/30(1)	75	79
		672

Materials—4.7%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	230	10
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	155	154
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	80	78
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	39	39
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	215	214
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(1)	100	93
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	60	59
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	190	197
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	110	101
		945

Real Estate—0.8%
Iron Mountain, Inc. 144A 6.250%, 1/15/33(1)	105	104
Millrose Properties, Inc. 144A 6.250%, 9/15/32(1)	65	64
		168

Utilities—9.7%
AES Corp. (The) 7.600%, 1/15/55	410	407
Alpha Generation LLC 144A 6.250%, 1/15/34(1)	60	59
American Electric Power Co., Inc. 6.950%, 12/15/54	220	233
Ferrellgas LP 144A 5.875%, 4/1/29(1)	490	468
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	95	98
144A 8.375%, 2/15/32(1)	55	57
Sempra 6.375%, 4/1/56	55	55
Suburban Propane Partners LP 144A 6.500%, 12/15/35(1)	87	85
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(1)	5	5
144A 6.500%, 1/15/34(1)	20	21
Vistra Corp. 144A 8.000% (1)(2)	390	394
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Utilities—continued
XPLR Infrastructure Operating Partners LP 144A 7.750%, 4/15/34(1)	$50	$52
		1,934

Total Corporate Bonds and Notes (Identified Cost $19,277)		18,686

	Shares
Preferred Stock—1.2%
	Financials—1.2%
Capital Farm Credit ACA Series 1 144A, 8.393%(1)	250 (6)	248
	Total Preferred Stock (Identified Cost $250)	248

	Total Long-Term Investments—94.5% (Identified Cost $19,527)	18,934

	TOTAL INVESTMENTS—94.5% (Identified Cost $19,527)	$18,934
	Other assets and liabilities, net—5.5%	1,106
	NET ASSETS—100.0%	$20,040

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to a value of $14,898 or 74.3% of net assets.

(2)	No contractual maturity date.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security in default; no interest payments are being received.
(6)	Value shown as par value.

Country Weightings†
United States	87%
Canada	4
Luxembourg	3
Cayman Islands	2
France	1
United Kingdom	1
Ireland	1
Other	1
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$18,686	$18,676	$10
Equity Securities:
Preferred Stock	248	248	—
Total Investments	$18,934	$18,924	$10
There were no securities valued using quoted prices (Level 1) at March 31, 2026.
Securities held by the Fund with an end of period value of $10 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2026.
See Notes to Schedule of Investments

VIRTUS NEWFLEET HIGH YIELD MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent annual financial statements.